Summary of Significant Accounting Policies - Additional Information (Details)			3 Months Ended			9 Months Ended		12 Months Ended
	Aug. 16, 2021	Jan. 14, 2021 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021	Dec. 31, 2020 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Summary Of Significant Accounting Policies [Line Items]
Federal deposit insurance coverage						$ 250,000		$ 250,000
Common stock, shares redemption | shares			27,600,000		0	27,600,000		27,600,000	0
Common stock, shares subject to forfeiture | shares					900,000
Deferred offering costs		$ 13,836,086			$ 469,160				$ 469,160
Underwriting discount		4,800,000
Deferred underwriting discount		8,400,000
Other offering costs		$ 636,086
Cash equivalents					$ 0			$ 0	$ 0
Antidilutive securities excluded from computation of diluted loss per share | shares								46,849	0
Effective income tax rate			30.31%	0.00%		6.41%	0.00%
Effective income tax rate from the statutory tax rate			21.00%	21.00%		21.00%	21.00%	21.00%	21.00%
US Federal Excise Tax On Repurchase Of Stock Rate	1
IPO
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs			$ 15,800,000			$ 15,800,000		$ 15,831,036
Underwriting discount						5,500,000		5,520,000
Deferred underwriting discount								9,660,000
Other offering costs						700,000		$ 651,036
Deferred Underwriting Discounts And Commissions			$ 9,700,000			$ 9,700,000